LEASES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Cash Paid For Amounts Included In The Measurement Of Lease Liabilities	$ 74,307	$ 32,913
Non-cash investment in ROU asset	$ 241,694	$ 0